Acquisitions - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Sep. 06, 2013 USD ($)	Dec. 21, 2012 USD ($)	Mar. 31, 2012 USD ($) State	Jul. 06, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Goodwill acquired					$ 3,711	$ 3,733	$ 3,640
Other intangible assets useful life, years					10 years 5 months 24 days
American Eldercare Inc.
Business Acquisition [Line Items]
Goodwill acquired	$ 76
Amount allocated to other intangible assets	$ 75
Other intangible assets useful life, years	9 years 3 months 18 days
Metropolitan Health Networks, Inc.
Business Acquisition [Line Items]
Goodwill acquired		$ 564
Amount allocated to other intangible assets		$ 263
Other intangible assets useful life, years		8 years 4 months 24 days
Estimated transaction value to acquire the entity		$ 851
Excess of consideration over estimated fair value of net tangible assets acquired		$ 827
Senior Bridge Family Companies Inc
Business Acquisition [Line Items]
Goodwill acquired				$ 99
Amount allocated to other intangible assets				$ 14
Other intangible assets useful life, years				5 years 2 months 12 days
Arcadian Management Services Inc
Business Acquisition [Line Items]
Goodwill acquired			$ 44
Amount allocated to other intangible assets			$ 38
Other intangible assets useful life, years			9 years 8 months 12 days
Arcadian Member States | State			15